Average Annual Total Returns - Consumer Services UltraSector ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears		S&P 500® InceptionDate	Dow Jones U.S. Consumer ServicesSM Index OneYear		Dow Jones U.S. Consumer ServicesSM Index FiveYears		Dow Jones U.S. Consumer ServicesSM Index TenYears		Dow Jones U.S. Consumer ServicesSM Index InceptionDate
Total	37.98%	14.65%	22.14%	Jan. 30, 2004	37.98%	14.11%	21.71%	22.49%	11.56%	19.10%	36.63%	13.52%	20.93%	Jan. 30, 2004	31.49%	[1]	11.70%	[1]	13.56%	[1]	[1]	26.93%	[1]	11.99%	[1]	16.79%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.